9. Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Assets and Liabilities acquired	The assets acquired and liabilities assumed from the publicly-held company were as follows:
Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity

A summary of the Company’s warrant activity during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	456,000	$0.33
Issued	6,187,264	$0.44
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Exercisable, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Compensation Expense for Stock Options Granted

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.4%	N/A

Stock Options Activity to Employees

A summary of the Company’s stock option activity for employees and directors during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	4,779,371	$0.61
Exercised	-
Forfeited	(190,000)	$1.00
Expired	-
Balance Outstanding, September 30, 2012	4,589,371	$0.59	4.8	$-

Expected to vest, September 30, 2012	4,531,194	$0.59	4.8	$-

Exercisable, September 30, 2012	166,665	$0.35	5.0	$-

Stock Options Grants to Non-Employees

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company’s stock option activity for non-employees during the nine months ended September 30, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	175,000	$1.00
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, September 30, 2012	175,000	$1.00	4.5	$-

Expected to vest, September 30, 2012	175,000	$1.00	4.5	$-

Exercisable, September 30, 2012	-	N/A	N/A	N/A